SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in the Allowance for Doubtful Accounts [Line Items]
Balance at beginning of the year	$ 1,281	$ 1,053
Deductions during the year	(992)	(339)
Charged to expenses	802	511
Foreign currency translation adjustment	36	56
Balance at end of year	$ 1,127	$ 1,281